Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	$ 328,654	$ 304,605
New policies	3,772	3,657
Normal in-force movement	29,949	1,879
Changes in methods and assumptions	1,001	(782)
Impact of changes in foreign exchange rates	(12,215)	19,295
Ending balance	351,161	328,654
Net actuarial liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	272,761	263,091
New policies	3,251	3,269
Normal in-force movement	30,171	2,044
Changes in methods and assumptions	74	(173)
Impact of annuity coinsurance transactions		(11,156)
Impact of changes in foreign exchange rates	(9,668)	15,686
Ending balance	296,589	272,761
Other insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	12,968	11,155
Normal in-force movement	750	985
Changes in methods and assumptions		(1)
Impact of changes in foreign exchange rates	(499)	829
Ending balance	13,219	12,968
Net insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	285,729	274,246
New policies	3,251	3,269
Normal in-force movement	30,921	3,029
Changes in methods and assumptions	74	(174)
Impact of annuity coinsurance transactions		(11,156)
Impact of changes in foreign exchange rates	(10,167)	16,515
Ending balance	309,808	285,729
Reinsurance assets [member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	42,925	30,359
New policies	521	388
Normal in-force movement	(972)	(1,150)
Changes in methods and assumptions	927	(608)
Impact of annuity coinsurance transactions		11,156
Impact of changes in foreign exchange rates	(2,048)	2,780
Ending balance	$ 41,353	$ 42,925